Commitments and Contingencies (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Rental expenses	$ 3,000	$ 42,000
Probability percentage of sales	50.00%
Minimum [Member]
Possible loss on contracts	$ 0
Maximum [Member]
Possible loss on contracts	$ 300,000